2023 Public Offering (Details) - USD ($)						2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Apr. 06, 2023	Mar. 02, 2023	Feb. 14, 2023	Feb. 13, 2023	Jul. 28, 2022	Apr. 06, 2023	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
2023 Public Offering [Line Items]
Issuance of common stock				2,888,600	238,096
Purchase price, per share (in Dollars per share)							$ 5.36	$ 5.36
Net cash proceeds (in Dollars)					$ 4,500,000			$ 14,000,000
Percentage of gross proceeds					7.00%			8.00%
Public offering cost (in Dollars)					$ 350,000			$ 1,200,000
Warrants outstanding									48,246
Class C Pre-Funded Warrants [Member]
2023 Public Offering [Line Items]
Issuance of common stock						336,400
Shares of common stock				336,400
Warrant exercise price, per share (in Dollars per share)	$ 14.34	$ 16	$ 3.3	$ 0.0001		$ 33.64
Purchase price, per share (in Dollars per share)			$ 0.0001	$ 4.8299
Warrants outstanding
Class C Common Stock Warrant [Member]
2023 Public Offering [Line Items]
Issuance of common stock				6,450,000			2,385,137
Shares issued, price per share (in Dollars per share)				$ 5.36
Warrants and rights expiration date				Feb. 14, 2028
Purchase price, per share (in Dollars per share)				$ 4.83			$ 5.36	$ 5.36		$ 5.36
Aggregate value of warrants (in Dollars)				$ 14,000,000
Warrants outstanding							487,160	487,160